Net (Loss) Income Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Summary of Earnings (Loss) Income per Share Basic and Diluted Basis
The calculations of basic and diluted EPS for the years ended December 31, 2022 and 2021 were as follows:

	2022			2021
	Weighted average shares outstanding	Net loss	Net loss per share	Weighted average shares outstanding	Net income	Net income per share
Basic EPS	304,001,631	$(106,027)	$(0.35)	284,932,357	$554,889	$1.95
Dilutive RSUs and pRSUs	—	—		2,806,153	—
Dilutive warrants	—	—		372,948	(1,358)
Dilutive Convertible Notes	—	—		44,458,210	9,995
Dilutive stock options	—	—		1,165,033	—
Diluted EPS	304,001,631	$(106,027)	$(0.35)	333,734,701	$563,526	$1.69